Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table presents summary information regarding the Compensation Actually Paid ("CAP") to our NEOs, total shareholder returns, and financial performance metrics for the fiscal years indicated. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized or how the Committee evaluates compensation decisions in light of Company or individual performance. For a discussion of how the Committee seeks to align pay with performance when making compensation decisions, refer to our CD&A beginning on page 22.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1)(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return(3) ($)	Net Income ($, in millions)	Adjusted EBITDA(4) ($, in millions)
2025	$27,674,400	$38,013,198	$6,849,021	$8,497,143	$261.39	$226.60	$1,461	$3,725
2024	$27,957,967	$58,773,265	$6,384,084	$10,833,541	$224.40	$199.57	$1,539	$3,429
2023	$26,556,464	$56,800,036	$5,788,921	$10,477,589	$164.86	$150.99	$1,151	$3,089
2022	$23,532,938	$8,350,685	$5,390,298	$3,187,416	$113.95	$90.79	$1,257	$2,599
2021	$23,285,248	$78,651,629	$4,824,360	$12,470,862	$140.20	$119.84	$407	$1,629
(1)Mr. Nassetta (our CEO), Mr. Jacobs, and Mr. Silcock are included in each of the covered years; Ms. Fuentes is included in 2023 through 2025; Mr. Charnaux is included in 2025; Ms. D'Angelo (former NEO) is included in 2024; Mr. Schuyler (former NEO) is included in 2021 through 2023; Ms.Campbell (former NEO) is included in 2021 and 2022
(2)The following table details the adjustments to the SCT totals to determine CAP for the year ended December 31, 2025 (the "Covered Year"):

	CEO	Average Non-CEO NEOs
SCT Total	$27,674,400	$6,849,021
Less: Grant Date Fair Value of Equity Awards in SCT	($23,099,683)	($4,939,155)
Less: Change in Pension Value in SCT	—	($6,750)
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year(a)(b)	$25,510,958	$5,457,264
Add: Change in Fair Value from the End of the Prior Fiscal Year of Equity Awards Vested in Covered Year as of Vesting Date (Granted in Prior Fiscal Years)(a)(b)	$3,789,294	$527,885
Add: Change in Fair Value from the End of the Prior Fiscal Year of Outstanding and Unvested Equity Awards as of Covered Year End (Granted in Prior Fiscal Years)(a)(b)	$4,138,229	$608,878
Compensation Actually Paid	$38,013,198	$8,497,143
(a)For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the vesting dates or year end for the year ended December 31, 2025 as included in the table below.

Valuation Date Stock Price	$263.58 - $287.25
Expected Volatility	26.32% - 28.33%
Dividend Yield	0.22% - 0.24%
Risk-Free Rate	3.55% - 3.88%
Expected Term (in Years)	3.5 - 5.6
Fair Value Per Stock Option	$102.09 - $158.91
Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP.
(b)For PSUs and RSUs, the fair values are based on the closing price of our common stock on the NYSE on the vesting dates or year end, as applicable. For unvested PSUs, fair values were based upon management's best estimate of the projected achievement of our performance metrics as of year end. For vested PSUs, fair value as of the vesting date reflects the valuation described in the "Option Exercises and Stock Vested" table.
(3)Reflects the S&P 500 Hotels, Resorts & Cruise Lines Index ("S&P Hotels Index").
(4)Adjusted EBITDA is calculated as set forth in "Part II—Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations” of our Annual Report on Form 10-K for the fiscal year ended December 31, 2025. See Annex A for additional information and a reconciliation of Adjusted EBITDA to net income, the most comparable GAAP financial measure.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote		Mr. Nassetta (our CEO), Mr. Jacobs, and Mr. Silcock are included in each of the covered years; Ms. Fuentes is included in 2023 through 2025; Mr. Charnaux is included in 2025; Ms. D'Angelo (former NEO) is included in 2024; Mr. Schuyler (former NEO) is included in 2021 through 2023; Ms.Campbell (former NEO) is included in 2021 and 2022
Peer Group Issuers, Footnote		Reflects the S&P 500 Hotels, Resorts & Cruise Lines Index ("S&P Hotels Index").
PEO Total Compensation Amount	[1]	$ 27,674,400	$ 27,957,967	$ 26,556,464	$ 23,532,938	$ 23,285,248
PEO Actually Paid Compensation Amount	[1],[2]	$ 38,013,198	58,773,265	56,800,036	8,350,685	78,651,629
Adjustment To PEO Compensation, Footnote	The following table details the adjustments to the SCT totals to determine CAP for the year ended December 31, 2025 (the "Covered Year"):

	CEO	Average Non-CEO NEOs
SCT Total	$27,674,400	$6,849,021
Less: Grant Date Fair Value of Equity Awards in SCT	($23,099,683)	($4,939,155)
Less: Change in Pension Value in SCT	—	($6,750)
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year(a)(b)	$25,510,958	$5,457,264
Add: Change in Fair Value from the End of the Prior Fiscal Year of Equity Awards Vested in Covered Year as of Vesting Date (Granted in Prior Fiscal Years)(a)(b)	$3,789,294	$527,885
Add: Change in Fair Value from the End of the Prior Fiscal Year of Outstanding and Unvested Equity Awards as of Covered Year End (Granted in Prior Fiscal Years)(a)(b)	$4,138,229	$608,878
Compensation Actually Paid	$38,013,198	$8,497,143
(a)For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the vesting dates or year end for the year ended December 31, 2025 as included in the table below.

Valuation Date Stock Price	$263.58 - $287.25
Expected Volatility	26.32% - 28.33%
Dividend Yield	0.22% - 0.24%
Risk-Free Rate	3.55% - 3.88%
Expected Term (in Years)	3.5 - 5.6
Fair Value Per Stock Option	$102.09 - $158.91
Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP.
(b)For PSUs and RSUs, the fair values are based on the closing price of our common stock on the NYSE on the vesting dates or year end, as applicable. For unvested PSUs, fair values were based upon management's best estimate of the projected achievement of our performance metrics as of year end. For vested PSUs, fair value as of the vesting date reflects the valuation described in the "Option Exercises and Stock Vested" table.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 6,849,021	6,384,084	5,788,921	5,390,298	4,824,360
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 8,497,143	10,833,541	10,477,589	3,187,416	12,470,862
Adjustment to Non-PEO NEO Compensation Footnote	The following table details the adjustments to the SCT totals to determine CAP for the year ended December 31, 2025 (the "Covered Year"):

	CEO	Average Non-CEO NEOs
SCT Total	$27,674,400	$6,849,021
Less: Grant Date Fair Value of Equity Awards in SCT	($23,099,683)	($4,939,155)
Less: Change in Pension Value in SCT	—	($6,750)
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year(a)(b)	$25,510,958	$5,457,264
Add: Change in Fair Value from the End of the Prior Fiscal Year of Equity Awards Vested in Covered Year as of Vesting Date (Granted in Prior Fiscal Years)(a)(b)	$3,789,294	$527,885
Add: Change in Fair Value from the End of the Prior Fiscal Year of Outstanding and Unvested Equity Awards as of Covered Year End (Granted in Prior Fiscal Years)(a)(b)	$4,138,229	$608,878
Compensation Actually Paid	$38,013,198	$8,497,143
(a)For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the vesting dates or year end for the year ended December 31, 2025 as included in the table below.

Valuation Date Stock Price	$263.58 - $287.25
Expected Volatility	26.32% - 28.33%
Dividend Yield	0.22% - 0.24%
Risk-Free Rate	3.55% - 3.88%
Expected Term (in Years)	3.5 - 5.6
Fair Value Per Stock Option	$102.09 - $158.91
Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP.
		(b)For PSUs and RSUs, the fair values are based on the closing price of our common stock on the NYSE on the vesting dates or year end, as applicable. For unvested PSUs, fair values were based upon management's best estimate of the projected achievement of our performance metrics as of year end. For vested PSUs, fair value as of the vesting date reflects the valuation described in the "Option Exercises and Stock Vested" table
Equity Valuation Assumption Difference, Footnote	For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the vesting dates or year end for the year ended December 31, 2025 as included in the table below.

Valuation Date Stock Price	$263.58 - $287.25
Expected Volatility	26.32% - 28.33%
Dividend Yield	0.22% - 0.24%
Risk-Free Rate	3.55% - 3.88%
Expected Term (in Years)	3.5 - 5.6
Fair Value Per Stock Option	$102.09 - $158.91
		Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The tabular list that follows indicates the performance measures that we believe represent the most important measures we use to link CAP to company performance for the most recently completed fiscal year:

Performance Measures
Adjusted EBITDA
FCF Per Share
Net Unit Growth
RevPAR Index
Stock Price

Total Shareholder Return Amount		$ 261.39	224.40	164.86	113.95	140.20
Peer Group Total Shareholder Return Amount	[3]	226.60	199.57	150.99	90.79	119.84
Net Income (Loss)		$ 1,461,000,000	$ 1,539,000,000	$ 1,151,000,000	$ 1,257,000,000	$ 407,000,000
Company Selected Measure Amount	[4]	3,725,000,000	3,429,000,000	3,089,000,000	2,599,000,000	1,629,000,000
PEO Name		Mr. Nassetta
Additional 402(v) Disclosure		The changes in CAP to our CEO were primarily driven by our stock price, which increased 16% in 2025 from 2024, increased 36% in 2024 from 2023, increased 44% in 2023 from 2022, and decreased 19% in 2022 from 2021, as well as our changes in the projected achievement of our PSUs, which, on average increased in 2021 through 2024 and decreased in 2025. Further, our PSUs are based on management's best estimate of the projected achievement of our performance metrics at the end of each performance period and therefore may not consistently correlate with the Company's financial performance in the respective covered year.
Stock options, Fair Value Assumptions, Valuation Date Stock Price, Minimum		$ 263.58
Stock options, Fair Value Assumptions, Valuation Date Stock Price, Maximum		$ 287.25
Stock options, Fair Value Assumptions, Expected Volatility Rate, Minimum		26.32%
Stock options, Fair Value Assumptions, Expected Volatility Rate, Maximum		28.33%
Stock options, Fair Value Assumptions, Dividend Yield Rate, Minimum		0.22%
Stock options, Fair Value Assumptions, Dividend Yield Rate, Maximum		0.24%
Stock options, Fair Value Assumptions, Risk Free Rate, Minimum		3.55%
Stock options, Fair Value Assumptions, Risk Free Rate, Maximum		3.88%
Stock options, Fair Value Assumptions, Expected Term, Minimum		3 years 6 months
Stock options, Fair Value Assumptions, Expected Term, Maximum		5 years 7 months 6 days
Stock options, Grant Date Fair Value, Minimum		$ 102.09
Stock options, Grant Date Fair Value, Maximum		$ 158.91
Increase in stock price		16.00%	36.00%	44.00%
Decrease in stock price					19.00%
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name		FCF Per Share
Measure:: 3
Pay vs Performance Disclosure
Name		Net Unit Growth
Measure:: 4
Pay vs Performance Disclosure
Name		RevPAR Index
Measure:: 5
Pay vs Performance Disclosure
Name		Stock Price
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(23,099,683)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		25,510,958
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5],[6]	4,138,229
PEO | Change in Fair Value of Equity Awards Vested in Covered Year as of Vesting Date (Granted in Prior Fiscal Years) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5],[6]	3,789,294
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,750)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,939,155)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,457,264
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5],[6]	608,878
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5],[6]	$ 527,885

[1]	Mr. Nassetta (our CEO), Mr. Jacobs, and Mr. Silcock are included in each of the covered years; Ms. Fuentes is included in 2023 through 2025; Mr. Charnaux is included in 2025; Ms. D'Angelo (former NEO) is included in 2024; Mr. Schuyler (former NEO) is included in 2021 through 2023; Ms.Campbell (former NEO) is included in 2021 and 2022
[2]	The following table details the adjustments to the SCT totals to determine CAP for the year ended December 31, 2025 (the "Covered Year"):

	CEO	Average Non-CEO NEOs
SCT Total	$27,674,400	$6,849,021
Less: Grant Date Fair Value of Equity Awards in SCT	($23,099,683)	($4,939,155)
Less: Change in Pension Value in SCT	—	($6,750)
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year(a)(b)	$25,510,958	$5,457,264
Add: Change in Fair Value from the End of the Prior Fiscal Year of Equity Awards Vested in Covered Year as of Vesting Date (Granted in Prior Fiscal Years)(a)(b)	$3,789,294	$527,885
Add: Change in Fair Value from the End of the Prior Fiscal Year of Outstanding and Unvested Equity Awards as of Covered Year End (Granted in Prior Fiscal Years)(a)(b)	$4,138,229	$608,878
Compensation Actually Paid	$38,013,198	$8,497,143
(a)For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the vesting dates or year end for the year ended December 31, 2025 as included in the table below.

Valuation Date Stock Price	$263.58 - $287.25
Expected Volatility	26.32% - 28.33%
Dividend Yield	0.22% - 0.24%
Risk-Free Rate	3.55% - 3.88%
Expected Term (in Years)	3.5 - 5.6
Fair Value Per Stock Option	$102.09 - $158.91
Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP.
(b)For PSUs and RSUs, the fair values are based on the closing price of our common stock on the NYSE on the vesting dates or year end, as applicable. For unvested PSUs, fair values were based upon management's best estimate of the projected achievement of our performance metrics as of year end. For vested PSUs, fair value as of the vesting date reflects the valuation described in the "Option Exercises and Stock Vested" table.

[3]	Reflects the S&P 500 Hotels, Resorts & Cruise Lines Index ("S&P Hotels Index")
[4]	Adjusted EBITDA is calculated as set forth in "Part II—Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations” of our Annual Report on Form 10-K for the fiscal year ended December 31, 2025. See Annex A for additional information and a reconciliation of Adjusted EBITDA to net income, the most comparable GAAP financial measure
[5]	For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the vesting dates or year end for the year ended December 31, 2025 as included in the table below.

Valuation Date Stock Price	$263.58 - $287.25
Expected Volatility	26.32% - 28.33%
Dividend Yield	0.22% - 0.24%
Risk-Free Rate	3.55% - 3.88%
Expected Term (in Years)	3.5 - 5.6
Fair Value Per Stock Option	$102.09 - $158.91
Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP.

[6]	For PSUs and RSUs, the fair values are based on the closing price of our common stock on the NYSE on the vesting dates or year end, as applicable. For unvested PSUs, fair values were based upon management's best estimate of the projected achievement of our performance metrics as of year end. For vested PSUs, fair value as of the vesting date reflects the valuation described in the "Option Exercises and Stock Vested" table